Note Loans (Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income)) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[1]	$ 22,346,115	$ 19,404,451
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		826,079	487,280
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,632,115	2,526,146
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		2,111,588	1,667,267
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,529,381	3,453,574
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		681,106	251,820
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		7,036,081	6,502,886
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		627,650	564,389
Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[2]	64,436	80,818
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,837,679	3,870,271
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,142,280	1,155,229
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		315,172	366,162
Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,375,461	1,375,452
Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		815,978	767,369
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		188,788	206,059
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		640,788	455,574
Past Due 60-89 Days		222,279	223,209
Past Due 90 Days or More		1,316,245	1,137,107
Total Past Due		2,179,312	1,815,890
Current		20,166,803	17,588,561
Loans held-in-portfolio		22,346,115	19,404,451
Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		492	308
Past Due 60-89 Days		470	445
Past Due 90 Days or More		1,316	2,199
Total Past Due		2,278	2,952
Current		823,801	484,328
Loans held-in-portfolio		826,079	487,280
Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		166,892	11,306
Past Due 60-89 Days		12,520	121
Past Due 90 Days or More		85,235	33,452
Total Past Due		264,647	44,879
Current		3,367,468	2,481,267
Loans held-in-portfolio		3,632,115	2,526,146
Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		15,735	8,999
Past Due 60-89 Days		6,053	11,340
Past Due 90 Days or More		138,999	93,453
Total Past Due		160,787	113,792
Current		1,950,801	1,553,475
Loans held-in-portfolio		2,111,588	1,667,267
Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		19,657	19,631
Past Due 60-89 Days		7,585	5,392
Past Due 90 Days or More		114,039	131,615
Total Past Due		141,281	156,638
Current		3,388,100	3,296,936
Loans held-in-portfolio		3,529,381	3,453,574
Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		238	3,307
Past Due 60-89 Days		253	0
Past Due 90 Days or More		13,738	13,812
Total Past Due		14,229	17,119
Current		666,877	234,701
Loans held-in-portfolio		681,106	251,820
Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		363,815	333,901
Past Due 60-89 Days		165,765	175,865
Past Due 90 Days or More		877,407	789,962
Total Past Due		1,406,987	1,299,728
Current		5,629,094	5,203,158
Loans held-in-portfolio		7,036,081	6,502,886
Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		7,844	6,779
Past Due 60-89 Days		1,630	1,246
Past Due 90 Days or More		3,009	3,102
Total Past Due		12,483	11,127
Current		615,167	553,262
Loans held-in-portfolio		627,650	564,389
Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		1,160	929
Past Due 60-89 Days		662	1,931
Past Due 90 Days or More		3,649	1,545
Total Past Due		5,471	4,405
Current		58,965	76,413
Loans held-in-portfolio		64,436	80,818
Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		11,405	14,029
Past Due 60-89 Days		9,548	9,536
Past Due 90 Days or More		19,535	20,817
Total Past Due		40,488	44,382
Current		1,101,792	1,110,847
Loans held-in-portfolio		1,142,280	1,155,229
Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		3,335	5,173
Past Due 60-89 Days		1,406	1,184
Past Due 90 Days or More		4,570	4,111
Total Past Due		9,311	10,468
Current		305,861	355,694
Loans held-in-portfolio		315,172	366,162
Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		15,592	15,955
Past Due 60-89 Days		8,579	7,539
Past Due 90 Days or More		23,865	27,098
Total Past Due		48,036	50,592
Current		1,327,425	1,324,860
Loans held-in-portfolio		1,375,461	1,375,452
Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		33,554	34,238
Past Due 60-89 Days		7,500	8,397
Past Due 90 Days or More		11,646	11,387
Total Past Due		52,700	54,022
Current		763,278	713,347
Loans held-in-portfolio		815,978	767,369
Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		1,069	1,019
Past Due 60-89 Days		308	213
Past Due 90 Days or More		19,237	4,554
Total Past Due		20,614	5,786
Current		168,174	200,273
Loans held-in-portfolio		188,788	206,059
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	17,570,610	15,938,114
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	132,146	80,077
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	2,669,092	2,013,579
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	1,909,244	1,473,362
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	2,657,737	2,807,785
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	100,948	159,384
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	6,127,491	5,450,501
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	627,650	564,389
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[3]	3,346,302	3,389,037
PUERTO RICO | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		600,029	413,674
Past Due 60-89 Days		214,037	206,334
Past Due 90 Days or More		1,217,145	1,118,007
Total Past Due		2,031,211	1,738,015
Current		15,539,399	14,200,099
Loans held-in-portfolio		17,570,610	15,938,114
PUERTO RICO | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		459	221
Past Due 60-89 Days		217	69
Past Due 90 Days or More		1,316	2,199
Total Past Due		1,992	2,489
Current		130,154	77,588
Loans held-in-portfolio		132,146	80,077
PUERTO RICO | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		166,732	9,828
Past Due 60-89 Days		12,520	121
Past Due 90 Days or More		84,982	33,452
Total Past Due		264,234	43,401
Current		2,404,858	1,970,178
Loans held-in-portfolio		2,669,092	2,013,579
PUERTO RICO | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		14,245	8,954
Past Due 60-89 Days		5,624	7,709
Past Due 90 Days or More		138,778	92,648
Total Past Due		158,647	109,311
Current		1,750,597	1,364,051
Loans held-in-portfolio		1,909,244	1,473,362
PUERTO RICO | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		6,010	18,498
Past Due 60-89 Days		6,059	5,269
Past Due 90 Days or More		38,464	130,105
Total Past Due		50,533	153,872
Current		2,607,204	2,653,913
Loans held-in-portfolio		2,657,737	2,807,785
PUERTO RICO | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		238	2,497
Past Due 60-89 Days		253	0
Past Due 90 Days or More		13,738	13,812
Total Past Due		14,229	16,309
Current		86,719	143,075
Loans held-in-portfolio		100,948	159,384
PUERTO RICO | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		344,858	304,319
Past Due 60-89 Days		162,341	167,219
Past Due 90 Days or More		863,869	780,678
Total Past Due		1,371,068	1,252,216
Current		4,756,423	4,198,285
Loans held-in-portfolio		6,127,491	5,450,501
PUERTO RICO | Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		7,844	6,779
Past Due 60-89 Days		1,630	1,246
Past Due 90 Days or More		3,009	3,102
Total Past Due		12,483	11,127
Current		615,167	553,262
Loans held-in-portfolio		627,650	564,389
PUERTO RICO | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		11,078	13,715
Past Due 60-89 Days		9,414	9,290
Past Due 90 Days or More		19,098	20,368
Total Past Due		39,590	43,373
Current		1,088,755	1,096,791
Loans held-in-portfolio		1,128,345	1,140,164
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		186	137
Past Due 60-89 Days		292	159
Past Due 90 Days or More		394	21
Total Past Due		872	317
Current		9,816	13,083
Loans held-in-portfolio		10,688	13,400
PUERTO RICO | Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		13,756	13,479
Past Due 60-89 Days		7,889	6,646
Past Due 90 Days or More		22,625	25,688
Total Past Due		44,270	45,813
Current		1,158,565	1,216,720
Loans held-in-portfolio		1,202,835	1,262,533
PUERTO RICO | Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		33,554	34,238
Past Due 60-89 Days		7,500	8,397
Past Due 90 Days or More		11,640	11,387
Total Past Due		52,694	54,022
Current		763,256	713,274
Loans held-in-portfolio		815,950	767,296
PUERTO RICO | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		1,069	1,009
Past Due 60-89 Days		298	209
Past Due 90 Days or More		19,232	4,547
Total Past Due		20,599	5,765
Current		167,885	199,879
Loans held-in-portfolio		188,484	205,644
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		4,775,505	3,466,337
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		693,933	407,203
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		963,023	512,567
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		202,344	193,905
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		871,644	645,789
UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		580,158	92,436
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		908,590	1,052,385
UNITED STATES | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		64,436	80,818
UNITED STATES | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		491,377	481,234
UNITED STATES | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		40,759	41,900
Past Due 60-89 Days		8,242	16,875
Past Due 90 Days or More		99,100	19,100
Total Past Due		148,101	77,875
Current		4,627,404	3,388,462
Loans held-in-portfolio		4,775,505	3,466,337
UNITED STATES | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		33	87
Past Due 60-89 Days		253	376
Past Due 90 Days or More		0	0
Total Past Due		286	463
Current		693,647	406,740
Loans held-in-portfolio		693,933	407,203
UNITED STATES | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		160	1,478
Past Due 60-89 Days		0	0
Past Due 90 Days or More		253	0
Total Past Due		413	1,478
Current		962,610	511,089
Loans held-in-portfolio		963,023	512,567
UNITED STATES | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		1,490	45
Past Due 60-89 Days		429	3,631
Past Due 90 Days or More		221	805
Total Past Due		2,140	4,481
Current		200,204	189,424
Loans held-in-portfolio		202,344	193,905
UNITED STATES | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		13,647	1,133
Past Due 60-89 Days		1,526	123
Past Due 90 Days or More		75,575	1,510
Total Past Due		90,748	2,766
Current		780,896	643,023
Loans held-in-portfolio		871,644	645,789
UNITED STATES | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		0	810
Past Due 60-89 Days		0	0
Past Due 90 Days or More		0	0
Total Past Due		0	810
Current		580,158	91,626
Loans held-in-portfolio		580,158	92,436
UNITED STATES | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		18,957	29,582
Past Due 60-89 Days		3,424	8,646
Past Due 90 Days or More		13,538	9,284
Total Past Due		35,919	47,512
Current		872,671	1,004,873
Loans held-in-portfolio		908,590	1,052,385
UNITED STATES | Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		1,160	929
Past Due 60-89 Days		662	1,931
Past Due 90 Days or More		3,649	1,545
Total Past Due		5,471	4,405
Current		58,965	76,413
Loans held-in-portfolio		64,436	80,818
UNITED STATES | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		327	314
Past Due 60-89 Days		134	246
Past Due 90 Days or More		437	449
Total Past Due		898	1,009
Current		13,037	14,056
Loans held-in-portfolio		13,935	15,065
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		3,149	5,036
Past Due 60-89 Days		1,114	1,025
Past Due 90 Days or More		4,176	4,090
Total Past Due		8,439	10,151
Current		296,045	342,611
Loans held-in-portfolio		304,484	352,762
UNITED STATES | Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		1,836	2,476
Past Due 60-89 Days		690	893
Past Due 90 Days or More		1,240	1,410
Total Past Due		3,766	4,779
Current		168,860	108,140
Loans held-in-portfolio		172,626	112,919
UNITED STATES | Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		0	0
Past Due 60-89 Days		0	0
Past Due 90 Days or More		6	0
Total Past Due		6	0
Current		22	73
Loans held-in-portfolio		28	73
UNITED STATES | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due 30-59 Days		0	10
Past Due 60-89 Days		10	4
Past Due 90 Days or More		5	7
Total Past Due		15	21
Current		289	394
Loans held-in-portfolio		$ 304	$ 415

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale. (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.